Goodwill and intangible assets (Goodwill Roll Forward) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Beginning balance		$ 14,788	$ 14,968
Goodwill related to acquisitions of businesses	[1]	108	(114)
Currency translation and other adjustments		(109)	(66)
Ending balance		$ 14,787	$ 14,788

[1]	Consists of goodwill recognized on the acquisition dates of business combinations and subsequent adjustments to these amounts resulting from changes to the acquisition date fair values of net assets acquired in the business combinations recorded during their respective measurement periods.